Schedule of Investments (unaudited) September 30, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities(a) — 0.0%

Interest Only Asset-Backed Securities — 0.0%
Small Business Administration Participation Certificates, Series 2000-1, 1.80%, 03/15/21(b)	$91	$—
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(c)	973	43,473
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(b)(c)	1,267	51,088

Total Asset-Backed Securities — 0.0% (Cost — $292,385)		94,561

Non-Agency Mortgage-Backed Securities — 4.8%

Collateralized Mortgage Obligations — 3.5%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	25	24,388
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 12.87%, 08/25/23(d)	21	23,125
Seasoned Credit Risk Transfer Trust, Class MA:
Series 2018-2, 3.50%, 11/25/57	1,502	1,563,890
Series 2018-3, 3.50%, 08/25/57	2,086	2,174,065
Series 2018-4, 3.50%, 03/25/58	7,242	7,543,041
Series 2019-1, 3.50%, 07/25/58	2,327	2,426,252
Series 2019-2, 3.50%, 08/25/58	817	847,760

		14,602,521

Commercial Mortgage-Backed Securities — 1.2%
CSAIL Commercial Mortgage Trust, Class XA(b):
Series 2018-C14, 0.73%, 11/15/51	2,396	101,015
Series 2019-C16, 1.73%, 06/15/52	6,498	796,924
FRESB Mortgage Trust, Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)	1,533	1,615,249
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 3.15%, 06/15/35(c)(d)	290	288,817
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/49(c)	1,717	1,725,637
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.92%, 05/15/51(b)	5,081	266,194

		4,793,836

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	278	64,086

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	$31,893	$319
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.05%, 05/15/29(b)	14,728	15

		64,420

Principal Only Collateralized Mortgage Obligations(e) — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23	13	12,645
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	201	175,386
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	92	69,841

		257,872

Total Non-Agency Mortgage-Backed Securities — 4.8% (Cost — $18,993,294)		19,718,649

U.S. Government Sponsored Agency Securities — 177.9%

Agency Obligations — 2.8%
Federal Housing Administration(a):
USGI Projects, Series 99, 7.43%, 06/01/21 - 10/01/23	1,046	1,033,860
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	1	—
Residual Funding Corp., 0.00%, 04/15/30(e)	13,000	10,372,975

		11,406,835

Collateralized Mortgage Obligations — 69.4%
Fannie Mae Mortgage-Backed Securities:
4.03%, 06/25/49	19,212	3,906,079
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415	3,568,177
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060	3,426,724
Series 2011-8, Class ZA, 4.00%, 02/25/41	5,752	6,121,496
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350	16,274,570
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,934,759
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	8,042,117
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	2,281,964

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2010-134, Class DB, 4.50%, 12/25/40	$7,000		$8,031,428
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		49,221,343
Series 2018-32, Class PS, (1 mo. LIBOR + 7.23%), 4.88%, 05/25/48(d)	8,275		9,145,790
Series 2010-47, Class JB, 5.00%, 05/25/30	6,035		6,532,592
Series 2003-135, Class PB, 6.00%, 01/25/34	2,998		3,089,537
Series 2004-31, Class ZG, 7.50%, 05/25/34	4,357		5,316,205
Series 2004-84, Class SD, (1 mo. LIBOR + 12.75%), 9.32%, 04/25/34(d)	1,928		2,192,625
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(d)	43		49,131
Series 2005-73, Class DS, (1 mo. LIBOR + 17.55%), 12.30%, 08/25/35(d)	144		174,352
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 21.33%, 08/25/21(d)	1		1,304
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 824.89%, 12/25/21(d)	—	(f)	2
Series G-07, Class S, (1 mo. LIBOR + 1151.69%), 902.60%, 03/25/21(d)	—	(f)	12
Freddie Mac Mortgage-Backed Securities:
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,438,746
Series 4748, Class BM, 3.50%, 11/15/47	3,351		3,774,269
Series 4830, Class AV, 4.00%, 10/15/33	1,069		1,233,093
Series 3745, Class ZA, 4.00%, 10/15/40	1,242		1,381,493
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,293,740
Series 3780, Class ZA, 4.00%, 12/15/40	2,344		2,630,288
Series 4269, Class PM, 4.00%, 08/15/41	8,884		10,410,488
Series 4016, Class BX, 4.00%, 09/15/41	15,408		17,522,667
Series 3960, Class PL, 4.00%, 11/15/41	2,859		3,199,804

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 4299, Class JY, 4.00%, 01/15/44	$1,000	$1,151,510
Series 3688, Class PB, 4.50%, 08/15/32	3,152	3,189,574
Series 2731, Class ZA, 4.50%, 01/15/34	3,551	3,837,904
Series 4316, Class VB, 4.50%, 03/15/34	10,787	11,618,597
Series 4615, Class LB, 4.50%, 09/15/41	8,000	9,531,461
Series 3963, Class JB, 4.50%, 11/15/41	800	929,386
Series 4774, Class L, 4.50%, 03/15/48	10,000	11,256,112
Series 3856, Class PB, 5.00%, 05/15/41	10,000	11,359,972
Series 2927, Class BZ, 5.50%, 02/15/35	4,518	5,049,801
Series 2542, Class UC, 6.00%, 12/15/22	590	605,462
Series 0040, Class K, 6.50%, 08/17/24	44	48,463
Series 2218, Class Z, 8.50%, 03/15/30	1,075	1,247,485
Series 1160, Class F, (1 mo. LIBOR + 40.16%), 31.55%, 10/15/21(d)	1	1,692
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	2,585	2,587,725
Series 2010-112, Class TL, 4.00%, 01/20/39	3,806	3,825,429
Series 2011-80, Class PB, 4.00%, 10/20/39	4,797	4,872,143
Series 2012-16, Class HJ, 4.00%, 09/20/40	10,000	10,782,876
Series 2011-88, Class PY, 4.00%, 06/20/41	15,402	16,428,312
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,413	8,799,651
Series 2004-89, Class PE, 6.00%, 10/20/34	3	2,632

		284,320,982

Commercial Mortgage-Backed Securities — 1.5%
Fannie Mae Mortgage-Backed Securities, Series 2015-M1, Class X2, 0.64%, 09/25/24(b)	34,585	765,696

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
FRESB Mortgage Trust, Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)	$1,267		$1,325,706
Ginnie Mae Mortgage-Backed Securities, Class IO(b):
Series 2017-64, 0.72%, 11/16/57	3,365		211,367
Series 2013-63, 0.79%, 09/16/51	11,647		590,689
Series 2014-169, 0.82%, 10/16/56	31,304		1,478,505
Series 2016-119, 1.12%, 04/16/58	15,636		1,136,903
Series 2016-113, 1.18%, 02/16/58	9,645		867,100

			6,375,966

Interest Only Collateralized Mortgage Obligations — 9.1%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(d)	34		534
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(d)	16		273
Series 2013-10, Class PI, 3.00%, 02/25/43	9,519		773,259
Series 2011-134, Class ST, (1 mo. LIBOR + 6.00%), 3.98%, 12/25/41(d)	29,842		5,896,566
Series 2012-96, Class DI, 4.00%, 02/25/27	1,685		78,119
Series 2013-45, Class EI, 4.00%, 04/25/43	4,000		382,436
Series 2016-81, Class CS, (1 mo. LIBOR + 6.10%), 4.08%, 11/25/46(d)	7,236		1,226,573
Series 2017-70, Class SA, (1 mo. LIBOR + 6.15%), 4.13%, 09/25/47(d)	38,927		7,985,052
Series 2015-66, Class AS, (1 mo. LIBOR + 6.25%), 4.23%, 09/25/45(d)	22,608		3,962,144
Series 2006-36, Class PS, (1 mo. LIBOR + 6.60%), 4.58%, 05/25/36(d)	4,418		920,928
Series 2011-124, Class GS, (1 mo. LIBOR + 6.70%), 4.68%, 03/25/37(d)	1,109		14,227
Series 2010-74, Class DI, 5.00%, 12/25/39	691		9,506
Series 1997-90, Class M, 6.00%, 01/25/28	612		50,316
Series 1999-W4, Class IO, 6.50%, 12/25/28	69		5,604
Series G92-05, Class H, 9.00%, 01/25/22	—	(f)	4

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 094, Class 2, 9.50%, 08/25/21	$—	(f)	$9
Freddie Mac Mortgage-Backed Securities:
Series 2559, Class IO, 0.50%, 08/15/30(b)	5		4
Series 3923, Class SD, (1 mo. LIBOR + 6.00%), 3.97%, 09/15/41(d)	38,455		6,743,551
Series 3954, Class SL, (1 mo. LIBOR + 6.00%), 3.97%, 11/15/41(d)	21,897		4,183,951
Series 3744, Class PI, 4.00%, 06/15/39	5,206		393,262
Series 4026, Class IO, 4.50%, 04/15/32	1,538		165,038
Series 3796, Class WS, (1 mo. LIBOR + 6.55%), 4.52%, 02/15/40(d)	3,145		295,853
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 35.88%, 02/15/21(d)	—	(f)	1
Ginnie Mae Mortgage-Backed Securities:
Series 2012-97, Class JS, (1 mo. LIBOR + 6.25%), 4.22%, 08/16/42(d)	12,321		1,813,628
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.44%, 12/16/39(d)	777		109,657
Series 2011-52, Class MJ, (1 mo. LIBOR + 6.65%), 4.61%, 04/20/41(d)	6,107		887,485
Series 2011-52, Class NS, 4.64%, 04/16/41(b)	7,308		1,366,797

			37,264,777

Mortgage-Backed Securities — 95.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/34(g)	180		181,529
3.00%, 10/01/49(g)	160,222		162,625,330
3.50%, 10/01/49 - 11/01/49(g)	6,264		6,425,461
4.00%, 01/01/41 - 01/01/57(h)	108,993		115,753,832
4.50%, 08/01/25 - 09/01/41(h)	35,543		38,558,882
5.00%, 01/01/23 - 10/01/49(g)(h)	35,733		38,954,122
5.50%, 01/01/21 - 10/01/39(h)	7,697		8,673,960
6.50%, 12/01/37 - 10/01/39	2,743		3,219,428
7.50%, 02/01/22	—	(f)	1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 0.12%, 01/25/28(b)	$417		$427,591
5.00%, 02/01/22 - 04/01/22	39		40,432
5.50%, 01/01/39(h)	10,393		11,760,016
9.00%, 09/01/20	—	(f)	40
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/20/39(h)	2,649		2,930,412
7.50%, 01/15/23 - 11/15/23	29		31,782
8.00%, 10/15/22 - 08/15/27	18		18,971
9.00%, 04/15/20 - 09/15/21	—	(f)	472

			389,602,261

Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities(e):
Series 1991-7, Class J, 0.00%, 02/25/21	—	(f)	233
Series G93-2, Class KB, 0.00%, 01/25/23	19		18,823
Series 1993-51, Class E, 0.00%, 02/25/23	7		6,414
Series 203, Class 1, 0.00%, 02/25/23	2		1,957
Series 1993-70, Class A, 0.00%, 05/25/23	1		1,096
Series 0228, Class 1, 0.00%, 06/25/23	2		1,802
Series 1999-W4, Class PO, 0.00%, 02/25/29	33		31,125
Series 2002-13, Class PR, 0.00%, 03/25/32	57		52,514
Freddie Mac Mortgage-Backed Securities(e):
Series 1571, Class G, 0.00%, 08/15/23	55		53,546
Series 1691, Class B, 0.00%, 03/15/24	127		121,678
Series T-8, Class A10, 0.00%, 11/15/28	2		1,607

			290,795

Total U.S. Government Sponsored Agency Securities — 177.9% (Cost — $717,238,620)			729,261,616

Total Long-Term Investments — 182.7% (Cost — $736,524,299)			749,074,826

Security	Par (000)	Value

Short-Term Securities — 2.3%

Borrowed Bond Agreement(i)(j) — 0.3%
Credit Suisse Securities (USA) LLC, 2.40%, 12/31/49 (Purchased on 7/17/19 to be repurchased at $871,150. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $1,029,010, respectively)	$958	$958,265

Total Borrowed Bond Agreement — 0.3% (Cost — $958,265)		958,265

	Shares

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(k)(l)	8,101,189	8,101,189

Total Money Market Funds — 2.0% (Cost — $8,101,189)		8,101,189

Total Short-Term Securities — 2.3% (Cost — $9,059,454)		9,059,454

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 185.0% (Cost — $745,583,753)		758,134,280

	Par (000)

Borrowed Bonds — (0.3%)
U.S. Treasury Bonds, 2.75%, 11/15/42(h)	$(917)	(1,029,010)

Total Borrowed Bonds — (0.3)% (Proceeds — $842,347)		(1,029,010)

TBA Sale Commitments(g) — (45.5%)

Mortgage-Backed Securities — (45.5%)
Fannie Mae Mortgage-Backed Securities:
3.00%, 10/10/49 - 11/13/49	160,222	(162,579,019)
3.50%, 10/10/49	2,600	(2,666,828)
4.00%, 10/10/49	20,500	(21,271,153)

Total TBA Sale Commitments — (45.5)% (Proceeds — $186,579,120)		(186,517,000)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 139.2% (Cost — $558,162,286)		570,588,270

Liabilities in Excess of Other Assets — (39.2)%		(160,689,776)

Net Assets Applicable to Common Shares — 100.0%		$409,898,494

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Zero-coupon bond.
(f)	Amount is less than $500.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after period end.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,469,268	1,631,921	8,101,189	$8,101,189	$118,504	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

IO	Interest Only

OTC	Over-the-Counter

PO	Principal Only

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.24%	09/11/19	10/10/19	$42,091,132	$42,140,893	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.24	09/11/19	10/10/19	17,639,104	17,659,958	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	11,382,674	11,396,131	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	2,536,357	2,539,355	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	2,771,479	2,774,756	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	5,775,860	5,782,688	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	8,976,515	8,987,128	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	7,498,827	7,507,692	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	17,476,695	17,499,379	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	10,613,458	10,626,006	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	3,310,469	3,314,383	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	5,492,139	5,498,632	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	3,247,060	3,250,898	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	5,715,104	5,721,860	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	6,114,607	6,121,836	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	7,228,825	7,237,371	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	2,449,807	2,452,703	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	2,759,107	2,762,369	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	4,248,928	4,253,952	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	4,095,845	4,100,687	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	2,454,112	2,457,013	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	2.24	09/11/19	10/10/19	2,152,294	2,154,838	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	2.24	09/12/19	10/10/19	5,455,000	5,461,449	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$181,485,398	$181,701,977

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-Day Euro-Dollar	2	12/14/20	$493	$(128)
90-Day Euro-Dollar	2	03/15/21	493	(115)
90-Day Euro-Dollar	2	06/14/21	493	(78)

				(321)

Short Contracts
90-Day Euro-Dollar	35	12/16/19	8,579	(57,546)
10-Year U.S. Treasury Note	104	12/19/19	13,553	(40,768)
10-Year U.S. Ultra Long Treasury Note	234	12/19/19	33,323	432,983
Long U.S. Treasury Bond	335	12/19/19	54,375	806,512
5-Year U.S. Treasury Note	584	12/31/19	69,583	281,071
90-Day Euro-Dollar	27	03/16/20	6,637	(50,826)
90-Day Euro-Dollar	81	06/15/20	19,935	(253,270)
90-Day Euro-Dollar	92	09/14/20	22,661	(333,484)

				784,672

				$784,351

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.35%	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/31/23	USD	12,100	$(381,255)	$149	$(381,404)
2.30	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/31/23	USD	14,100	(419,271)	174	(419,445)
1.70	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	10/03/19	(a)	11/30/23	USD	1,500	(11,298)	20	(11,318)
1.41	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	10/03/19	(a)	11/30/23	USD	4,900	21,676	64	21,612

									$(790,148)	$407	$(790,555)

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.09%	Quarterly	3.43%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	$151,716	$(43,767)	$195,483
3-Month LIBOR, 2.09	Quarterly	5.41	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	1,072,985	—	1,072,985

									$1,224,701	$(43,767)	$1,268,468

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments:(a)
Asset-Backed Securities	$—	$—		$94,561	$94,561
Non-Agency Mortgage-Backed Securities	—	19,718,649		—	19,718,649
U.S. Government Sponsored Agency Securities	—	728,227,756		1,033,860	729,261,616
Short-Term Securities:
Borrowed Bond Agreement	—	958,265		—	958,265
Money Market Funds	8,101,189	—		—	8,101,189

	$8,101,189	$748,904,670		$1,128,421	$758,134,280

Liabilities:
Investments:
Borrowed Bonds	$—	$(1,029,010)		$—	$(1,029,010)
TBA Sale Commitments	—	(186,517,000)		—	(186,517,000)

	$8,101,189	$561,358,660		$1,128,421	$570,588,270

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,520,566	$1,290,080		$—	$2,810,646
Liabilities:
Interest rate contracts	(736,215)	(812,167)		—	(1,548,382)

	$784,351	$477,913	$		$1,262,264

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 and 3 are included in security type.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $181,701,977 are categorized as Level 2 within the disclosure hierarchy.